Stockholders' Deficiency (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Equity [Abstract]
Summary of Black-Scholes Option Pricing Model to Stock Options Granted Assumption

In applying the Black-Scholes option pricing model to stock options granted, the Company used the following assumptions:

	For the Six Months Ended June 30,
	2016	2014
Risk free interest rate	0.73% - 0.90%	0.63% - 1.21%
Expected term (years)	2.50	2.50 - 3.50
Expected volatility	102% - 118%	87% - 101%
Expected dividends	0.00%	0.00%

In applying the Black-Scholes option pricing model to stock options granted, the Company used the following assumptions:

	For the Year Ended December 31,
	2015	2014
Risk free interest rate	0.63% - 1.12%	0.46% - 1.77%
Expected term (years)	2.50 - 5.00	2.50 - 4.00
Expected volatility	87% - 128%	85% - 141%
Expected dividends	0.00%	0.00%

Summary of Options Activity

A summary of the option activity during the six months ended June 30, 2016 is presented below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life In Years	Aggregate Intrinsic Value
Outstanding, December 31, 2015	7,781,667	$1.15
Granted	130,000	0.38
Exercised	–	–
Cancelled/forfeited/expired	(146,667)	0.75
Outstanding, June 30, 2016	7,765,000	$1.14	2.3	$21,600
Exercisable, June 30, 2016	6,871,000	$1.19	2.2	$21,600

A summary of the option activity during the years ended December 31, 2015 and 2014 is presented below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life In Years	Aggregate Intrinsic Value
Outstanding, December 31, 2013	4,943,665	$1.43
Granted	3,198,000	0.96
Exercised	—	—
Cancelled/forfeited/expired	(451,000)	1.33
Outstanding, December 31, 2014	7,690,665	$1.24
Granted	1,190,000	0.60
Exercised	—	—
Cancelled/forfeited/expired	(1,098,998)	1.18
Outstanding, December 31, 2015	7,781,667	$1.15	2.8	$—
Exercisable, December 31, 2015	6,460,333	$1.22	2.6	$—

Schedule of Stock Options

The following table presents information related to stock options at December 31, 2015:

	Options Outstanding		Options Exercisable
Range of Exercise Price	Weighted Average Exercise Price	Outstanding Number of Options	Weighted Average Remaining Life In Years	Exercisable Number of Options
$0.17 - $0.54	$0.47	675,000	3.5	675,000
$0.55 - $1.00	0.84	2,340,002	3.9	1,018,668
$1.01 - $1.45	1.16	1,431,665	2.5	1,431,665
$1.46 - $1.56	1.46	2,585,000	2.0	2,585,000
$1.57 - $1.61	1.61	750,000	2.0	750,000
		7,781,667	2.6	6,460,333

Summary of Warrants Activity

A summary of the warrant activity during the six months ended June 30, 2016 is presented below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life In Years	Aggregate Intrinsic Value
Outstanding, December 31, 2015	61,043,591	$1.08
Issued	3,857,143	0.92
Exercised	–	–
Cancelled/forfeited/expired	(9,516,707)	2.08
Outstanding, June 30, 2016	55,384,027	$0.89	2.6	$56
Exercisable, June 30, 2016	55,384,027	$0.89	2.6	$56

The following table accounts for the Company’s warrant activity for the years ended December 31, 2015 and 2014:

	Number of Shares	Weighted Average Exercise Price		Weighted Average Remaining Life In Years	Aggregate Intrinsic Value
Outstanding, December 31, 2013	37,895,137	$1.42
Issued	18,825,355	1.00
Exercised	(959,000)	0.69
Cancelled/forfeited/expired	(1,673,169)	1.58
Outstanding, December 31, 2014	54,088,323	$1.28
Issued	8,330,014	0.87
Exercised	—	—
Cancelled/forfeited/expired	(1,374,746)	1.55
Outstanding, December 31, 2015	61,043,591	$1.08	[1]	2.7	$—
Exercisable, December 31, 2015	61,043,591	$1.08	[1]	2.7	$—

[1]	During 2015, the exercise price of warrants to purchase an aggregate of 19,599,999 shares of common stock was reduced to $0.70 per share from exercise prices ranging from $1.05 to $1.00 per share.

Schedule of Stock Warrants

 The following table presents information related to stock warrants at December 31, 2015:

	Warrants Outstanding		Warrants Exercisable
Range of Exercise Price	Weighted Average Exercise Price	Outstanding Number of Warrants	Weighted Average Remaining Life In Years	Exercisable Number of Warrants
$0.16 - $0.97	$0.72	34,493,643	3.2	34,493,643
$0.98 - $1.01	1.00	7,427,557	4.2	7,427,557
$1.02 - $1.28	1.05	4,349,961	1.6	4,349,961
$1.29 - $2.25	1.89	14,722,430	1.2	14,722,430
$2.26 - $20.00	20.00	50,000	0.0	50,000
		61,043,591	2.7	61,043,591